Taxes (Tables)	12 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of income tax benefit
	For the Years Ended June 30,
	2021	2020	2019
Current
China	$-	$-	$11,803
Hong Kong	-	-	-

Deferred
China	77,238	227,121	380,302
Hong Kong	(88,303)	(47,672)	-
Total income tax expense	$(11,065)	$179,449	$392,105

Schedule of reconciles effective tax rate
	For the Years Ended June 30,
	2021	2020	2019
Income tax rate	25.0%	25.0%	25.0%
Effect of permanent difference	2.9%	6.0%	7.3%
Change in valuation allowance	(27.7)%	(35.0)%	(46.8)%
Effective tax rate	0.2%	(4.0)%	(14.5)%

Schedule of components of deferred tax assets
	June 30, 2021	June 30, 2020

Deferred tax assets:
Net operating losses	$2,320,026	$2,611,874
Deferred revenues	43,440	60,403
Total deferred tax assets	2,363,466	2,672,277
Valuation allowance	(2,184,156)	(2,512,557)
Deferred tax assets, net	$179,310	$159,720

Schedule of the changes in valuation allowance for deferred tax assets
	June 30, 2021	June 30, 2020

Beginning balance	$2,512,557	$1,772,097
Additions	594,268	786,404
Reversals	(681,568)	-
Exchange difference	(241,101)	(45,944)
Ending balance	$2,184,156	$2,512,557

Schedule of taxes payable
	June 30, 2021	June 30, 2020

VAT taxes payable	$14,787	$80,565
Other taxes payable	10,310	6,091
Totals	$25,097	$86,656